Discontinued Operations - Schedule Of Income Statement Of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income	$ 49,217	$ 9,193	$ 25,725
Operating expenses	(108,771)	(106,495)	(115,390)
Operating income (loss)	(59,554)	(97,302)	(89,666)
Net financial gain (loss)	22,793	(19,163)	(8,935)
Net income (loss) from discontinued operations	$ 0	$ 8,392	$ (15,345)
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	$ 0	$ 0.28	$ (0.16)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0	$ 0.28	$ (0.16)
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income	$ 0	$ 43	$ 157
Operating expenses	0	(10,944)	(21,342)
Operating income (loss)	0	(10,901)	(21,185)
Net financial gain (loss)	0	(3,307)	5,840
Profit from deconsolidation		22,600
Net income (loss) from discontinued operations	$ 0	$ 8,392	$ (15,345)